UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09571
                                                     ---------------------

                            Nuveen Senior Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: April 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                 QUARTERLY REPORT April 30, 2005
                                                                     (Unaudited)

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                                       NUVEEN SENIOR INCOME FUND
                                                                             NSL



High current income
from a portfolio of
senior corporate loans

NSL Quarterly Report
For the nine months ended 4/30/05

Portfolio Managers' Comments


The Fund is managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here they review the performance of the Fund for the nine months ended April 30, 2005.

WHAT WERE YOUR PRIMARY STRATEGIES AND FOCUSES FOR MANAGING THE FUND DURING THIS REPORTING PERIOD?

We have employed a conservative approach to credit quality over the last nine months resulting in the careful selection of both industry sectors and individual credits. The portfolio was underweighted in lower quality loans, as well as in certain sectors that we believed had or may have credit issues. When evaluating loans, we continued to look at the fundamentals of the issuer. At the same time, we also closely monitored the relative value of the loans we held or were considering as compared with other closely related loans or securities in the high yield market.

1 The CSFB Leveraged Loan Index, consists of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower.

IN THIS ENVIRONMENT, HOW DID THE FUND PERFORM?

For the nine months ended April 30, 2005, the Fund produced a cumulative total return on Common share net asset value (NAV) of 5.86%. The CSFB Leveraged Loan Index/1/ posted a cumulative return of 3.80% over the same period.

The Fund's performance relative to the CSFB Index benefited from the Fund's use of leverage. Leveraging can add volatility to a Fund's net asset value and share price. However, during periods when a leveraged Fund's investments perform well and leveraging costs are relatively low, such as the environment during this nine-month period, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders.

WHAT SECURITIES PRODUCED POSITIVE PERFORMANCE OVER THE NINE MONTHS?

Several credits contributed favorably to the Fund's performance over this time period. These included issues from Washington Group, Western Industries and Mirant Corporation.

WERE THERE ANY SECURITIES THAT HURT PERFORMANCE OVER THIS PERIOD?

Issues from Sealy Mattress, Meridan Automotive Systems and MetalForming Technologies all hurt the Fund's overall performance during this nine-month period.

WHAT ABOUT DIVIDENDS AND SHARE PRICE?

With short-term interest rates rising during much of this nine-month period, the income generated by the Fund's adjustable rate securities also rose, enhancing the Fund's dividend-paying capabilities. Additionally, the leveraged structure of the Fund continued to support its dividend despite the rise in short-term rates. The extent of this benefit is tied in part to the rate at which the Fund can borrow and the short-term rates the Fund pays its Taxable Auctioned Preferred shareholders. During periods of low short-term rates, the Fund generally borrows at relatively lower rates or pays relatively lower dividends to its Preferred shareholders, which can leave more earnings to support common share dividends. These relatively low borrowing rates and Preferred rates allowed the Fund to raise its monthly dividend three times during this nine-month period.

The Fund seeks to pay regular monthly dividends at rates that reflect its past results and projected future performance. During certain periods, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. The Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2005, the Fund had a positive UNII balance for both financial statement and tax purposes.

As of April 30, 2005, the Fund was trading at an 7.76% premium to its net asset value, compared with an average premium of 11.68% for the entire nine-month reporting period.

Nuveen Senior Income Fund
NSL

Performance
     OVERVIEW  As of April 30, 2005


PORTFOLIO ALLOCATION
(as a % of total investments)
-----------------------------------
Variable Rate Senior
  Loan Interests              86.1%
-----------------------------------
Corporate and Municipal Bonds 10.3%
-----------------------------------
High-Grade Short-Term
  Investments                  3.6%
-----------------------------------

2004-2005 MONTHLY DIVIDENDS PER SHARE
May                                  0.043
Jun                                  0.043
Jul                                  0.043
Aug                                  0.043
Sep                                  0.046
Oct                                  0.046
Nov                                  0.046
Dec                                  0.048
Jan                                  0.048
Feb                                  0.048
Mar                                  0.051
Apr                                  0.051



SHARE PRICE PERFORMANCE
Weekly Closing Price Past
performance is not predictive
of future results.

5/01/04          10.05
                  9.90
                  9.80
                  9.62
                  9.59
                  9.69
                  9.70
                  9.71
                  9.72
                  9.74
                  9.80
                  9.82
                  9.91
                  9.97
                  9.90
                  9.83
                  9.94
                  9.94
                 10.04
                  9.94
                  9.90
                  9.91
                  9.90
                  9.65
                  9.32
                  9.29
                  9.35
                  9.37
                  9.36
                  9.28
                  8.82
                  9.37
                  9.42
                  9.25
                  9.43
                  9.34
                  9.50
                  9.66
                  9.76
                  9.75
                  9.72
                  9.54
                  9.51
                  9.65
                  9.62
                  9.53
                  9.28
                  9.17
                  9.24
                  9.04
                  9.07
4/30/2005         9.16



Data as of 4/30/05, unless otherwise noted

FUND SNAPSHOT
------------------------------------
Common Share Price             $9.16
------------------------------------
Common Share
Net Asset Value                $8.50
------------------------------------
Premium/(Discount) to NAV      7.76%
------------------------------------
Latest Dividend              $0.0510
------------------------------------
Market Yield                   6.68%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $253,396
------------------------------------

ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
9-month
(Cumulative)   -3.11%         5.86%
------------------------------------
1-Year         -1.96%         8.65%
------------------------------------
5-Year          8.72%         6.36%
------------------------------------
Since Inception 6.66%         6.49%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Media                         19.8%
------------------------------------
Hotels, Restaurants &
  Leisure                     14.3%
------------------------------------
Auto Components                5.9%
------------------------------------
Healthcare Providers &
  Services                     5.8%
------------------------------------
Chemicals                      4.2%
------------------------------------
Containers & Packaging         3.9%
------------------------------------
Real Estate                    3.7%
------------------------------------
Specialty Retail               3.5%
------------------------------------
Commercial Services &
  Supplies                     3.0%
------------------------------------
Diversified Telecommunication
  Services                     3.0%
------------------------------------
Insurance                      2.4%
------------------------------------
Beverages                      2.1%
------------------------------------
Household Durables             1.9%
------------------------------------
Aerospace & Defense            1.7%
------------------------------------
Building Products              1.7%
------------------------------------
Oil & Gas                      1.7%
------------------------------------
Airlines                       1.5%
------------------------------------
Food Products                  1.5%
------------------------------------
Healthcare Equipment
  & Supplies                   1.5%
------------------------------------
High-Grade Short-Term
  Investments                  3.6%
------------------------------------
Other                         13.3%
------------------------------------

TOP FIVE ISSUERS (EXCLUDING
HIGH-GRADE SHORT-TERM INVESTMENTS)
(as a % of total investments)
------------------------------------
Conseco, Inc.                  2.4%
------------------------------------
Century Cable Holdings, LLC    2.4%
------------------------------------
Graham Packaging Company, L.P. 2.3%
------------------------------------
Wyndham International, Inc.    2.2%
------------------------------------
Federal-Mogul Corporation      2.2%
------------------------------------

                Nuveen Senior Income Fund (NSL)
                            PORTFOLIO OF
                                  INVESTMENTS   April 30, 2005  (Unaudited)
                                                                        WEIGHTED                      RATINGS**
   PRINCIPAL                                                             AVERAGE       STATED    -------------------
AMOUNT (000)   DESCRIPTION(1)                                             COUPON   MATURITY *    MOODY'S         S&P          VALUE
------------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS(2) - 136.6%
               (83.8% OF TOTAL ASSETS)

               AEROSPACE & DEFENSE - 2.7%  (1.7% OF TOTAL ASSETS)
$      3,855   United Defense Industries Inc., Term Loan B                5.070%      8/13/09        Ba2         BB+    $  3,862,951
       2,449   Vought Aircraft Industries, Inc., Term Loan                5.350%     12/22/11        Ba3          B+       2,487,032
         545   Vought Aircraft Industries, Inc., Tranche B,               5.190%     12/22/10        Ba3          B+         553,636
                  Letter of Credit
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,903,619
------------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 2.4%  (1.5% OF TOTAL ASSETS)
       5,954   United Air Lines, Inc., DIP Term Loan (Tranche B) (b)      7.500%      9/30/05        N/R         N/R       5,993,796
------------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 9.3% (5.7% OF TOTAL ASSETS)
       2,425   Accuride Corporation, Term Loan                            5.356%      1/31/10         B2          B+       2,427,247
       4,224   Federal-Mogul Corporation, Term Loan A (b)                 5.310%      2/24/04        N/R         N/R       3,800,985
       5,551   Federal-Mogul Corporation, Term Loan B (b)                 5.560%      2/24/05        N/R         N/R       5,059,832
       2,000   Goodyear Tire & Rubber Company, Second Lien Term Loan (d)  5.890%      4/30/10         B2          B+       1,986,786
       1,000   Goodyear Tire & Rubber Company, Term Loan (d)              4.840%      4/30/10        Ba3          BB       1,003,125
       1,000   Goodyear Tire & Rubber Company, Third Lien Term Loan (d)   6.640%      3/01/11         B3          B-         952,500
       3,046   MetalForming Technologies, Inc., Term Loan A (a)           7.064%      9/30/07        N/R         N/R       2,512,760
       1,164   MetalForming Technologies, Inc., Term Loan B (PIK) (a)     8.064%      9/30/07        N/R         N/R         552,716
       3,042   Tenneco Automotive Inc., Term Loan B                       5.120%     12/12/10         B1          B+       3,105,167
       1,466   Tenneco Automotive Inc., Term Loan B-1                     5.110%     12/12/10         B1          B+       1,496,049
         773   United Components, Inc., Term Loan C                       5.290%      6/30/10         B1         BB-         783,967
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          23,681,134
------------------------------------------------------------------------------------------------------------------------------------
               BEVERAGES - 3.3%  (2.0% OF TOTAL ASSETS)
       2,077   Constellation Brands, Inc., Term Loan                      4.990%     11/30/11        Ba2          BB       2,097,691
       6,166   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B      5.320%     12/19/10         B1         N/R       6,275,879
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           8,373,570
------------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 2.8% (1.7% OF TOTAL ASSETS)
       2,498   Masonite Corporation, Canadian Term Loan                   7.250%      3/21/13         B2         BB+       2,501,775
       2,502   Masonite Corporation, Term Loan B                          6.750%      5/13/11         B2         BB+       2,506,037
       1,990   Nortek, Inc., Term Loan B                                  5.340%      8/27/11         B2           B       2,018,606
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           7,026,418
------------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 6.7%  (4.1% OF TOTAL ASSETS)
         575   Celanese Holdings LLC, Delayed Term Loan (e)               0.750%      4/06/11        N/R          B+           9,101
       2,423   Celanese Holdings LLC, Term Loan C                         5.625%      4/06/11         B1          B+       2,469,018
       2,000   GenTek Inc, Term Loan B                                    5.806%     12/31/10         B2          B+       1,996,563
       1,333   Headwaters Incorporated, Second Lien Term Loan             8.650%      9/01/12         B3          B-       1,361,944
       1,000   Huntsman International LLC, Term Loan                      6.050%      3/31/10         B1           B       1,016,500
       4,000   Mosaic Company, Term Loan                                  4.570%      2/21/12        Ba2         BB+       4,042,500
       2,500   PQ Corporation, Term Loan                                  5.125%      2/11/12         B1          B+       2,531,250
       2,000   Rockwood Specialties Group, Inc., Tranche D                5.430%      7/30/12         B1          B+       2,025,625
       1,500   Wellman, Inc., First Lien Term Loan                        6.743%      2/10/09         B1          B+       1,530,626
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          16,983,127
------------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 4.6%  (2.8% OF TOTAL ASSETS)
       1,486   Allied Waste North America, Inc., Letter of Credit         3.100%      3/21/12         B1          BB       1,491,039
       4,014   Allied Waste North America, Inc., Term Loan B              5.180%      3/12/21         B1          BB       4,027,424
       3,970   National Equipment Services, Inc., Term Loan               8.970%      8/17/10         B3           B       4,054,363
       1,930   Williams Scotsman, Inc., Term Loan                         5.970%     12/31/06         B1          B+       1,956,792
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          11,529,618
------------------------------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT - 0.8% (0.5% OF TOTAL ASSETS)
       2,000   Conversant, Term Loan B                                    6.871%      3/30/11         B3           B       2,005,000
------------------------------------------------------------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING - 0.8%  (0.5% OF TOTAL ASSETS)
       2,000   Maxim Crane Works, Term Loan C                             8.563%      1/28/12        N/R         N/R       2,056,250
------------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 6.2%  (3.8% OF TOTAL ASSETS)
       4,988   Graham Packaging Company, L.P., Term Loan B                5.650%     10/07/11         B2           B       5,059,642
       4,000   Graham Packaging Company, L.P., Term Loan C                7.313%      3/15/12         B2        CCC+       4,104,500
         437   Smurfit-Stone Container Corporation,                       2.100%     11/01/11        Ba3         BB-         444,633
                   Deposit-Funded Commitment
       3,481   Smurfit-Stone Container Corporation, Term Loan B           4.800%     11/01/11        Ba3         BB-       3,539,999
       1,071   Smurfit-Stone Container Corporation, Term Loan C           4.920%     11/01/11        Ba3         BB-       1,089,230
       1,474   United States Can Company, Term Loan B                     6.940%      1/15/10         B3           B       1,481,147
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          15,719,151
------------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%  (2.9% OF TOTAL ASSETS)
       3,000   Fairpoint Communications, Inc., Term Loan                  5.170%      2/15/12         B1        BB-        3,038,250
       1,995   Intelsat, Ltd., Term Loan B                                4.630%      7/06/11         B1        BB+        2,011,459
       2,000   Qwest Corporation, Term Loan A                             7.390%      6/30/07        Ba3        BB-        2,060,625
       5,000   Qwest Corporation, Term Loan B                             6.950%      6/30/10        Ba3        BB-        4,888,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          11,999,084
------------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 1.8%  (1.1% OF TOTAL ASSETS)
       1,426   Allegheny Energy Supply Company, LLC, Term Loan            5.610%      3/08/11        Ba3         BB-       1,440,222
       2,985   Calpine Construction Finance Company, L.P., Term Loan B    8.860%      8/31/09         B1          B+       3,111,705
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           4,551,927
------------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.8%  (0.5% OF TOTAL ASSETS)
       1,704   Sensus Metering Systems Inc., Term Loan B-1                5.430%     12/17/10         B2          B+       1,721,391
         256   Sensus Metering Systems Inc., Term Loan B-2                5.430%     12/17/10         B2          B+         258,209
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           1,979,600
------------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 0.4%  (0.3% OF TOTAL ASSETS)
       1,118   Pride Offshore, Inc., Term Loan                            4.640%      7/07/11        Ba1         BB+       1,136,506
------------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 2.4%  (1.5% OF TOTAL ASSETS)
       5,000   Dole Holding Company, LLC, Term Loan                       8.000%      7/22/10         B3           B       5,193,750
         913   Michael Foods, Inc., Term Loan B                           5.072%     11/20/10         B1          B+         926,443
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,120,193
------------------------------------------------------------------------------------------------------------------------------------
               GAS UTILITIES - 1.2%  (0.7% OF TOTAL ASSETS)
       1,125   El Paso Corporation, Deposit-Funded Commitment             2.290%     11/23/09         B3          B-       1,132,656
       1,860   El Paso Corporation, Term Loan                             5.875%     11/23/09         B3          B-       1,875,629
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,008,285
------------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE EQUIPMENT & SUPPLIES - 2.3%  (1.4% OF TOTAL ASSETS)
       1,000   Advanced Medical Optics, Inc., Delayed Draw Term Loan (e)  0.250%      7/07/09         B1         BB-           9,375
       3,543   Advanced Medical Optics, Inc., Term Loan B                 4.840%      6/25/09         B1         BB-       3,597,128
       2,272   Kinetic Concepts, Inc., Term Loan B-2                      4.850%      8/11/10        Ba3          BB       2,307,871
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           5,914,374
------------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE PROVIDERS & SERVICES - 9.2%  (5.6% OF TOTAL ASSETS)
       5,403   Community Health Systems, Inc., Term Loan                  4.640%      8/19/11        Ba3         BB-       5,469,824
       1,985   IASIS Healthcare LLC, Term Loan B                          5.370%      6/22/11         B1          B+       2,018,910
       1,002   Quintiles Transnational Corp., Term Loan B                 4.840%      6/26/08         B1         BB-       1,007,269
       7,000   Select Medical Corporation, Term Loan                      4.630%      2/24/12         B1         BB-       6,990,375
       2,597   Triad Hospitals, Inc., Term Loan B                         5.320%      9/30/08        Ba2          BB       2,642,046
       2,993   Vanguard Health Holding Company I, LLC, Initial            6.350%      9/23/11         B2           B       3,052,350
                   Sub Tranche 2 Term Loan
       1,990   Vanguard Health Holding Company I, LLC, Term Loan B        6.340%      9/23/11         B2           B       2,029,178
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          23,209,952
------------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 15.4%  (9.5% OF TOTAL ASSETS)
       6,910   24 Hour Fitness Worldwide, Inc., Term Loan B               6.250%      7/01/09         B1           B       7,022,034
         623   Ameristar Casinos, Inc., Incremental Term Loan             5.063%     12/20/06         B3          BB         633,015
       1,832   Ameristar Casinos, Inc., Term Loan B-1                     5.063%     12/20/06        Ba3          BB       1,863,371
       1,990   Argosy Gaming Company, Term Loan B                         4.850%      7/31/08        Ba1          BB       2,005,754
       1,995   Isle of Capri Casinos, Inc., Term Loan                     4.609%      4/26/08        Ba2          BB-      2,024,177
       4,429   Jack in the Box Inc., Term Loan                            4.850%      1/09/10        Ba2          BB       4,497,988
       7,990   OpBiz, LLC, Term Loan A                                    6.100%      8/31/10         B3          B-       8,024,643
          19   OpBiz, LLC, Term Loan B (PIK)                              6.560%      8/31/10         B3          B-          19,249
       1,969   Resorts International, Term Loan B                         7.250%      3/03/12         B2          B+       1,987,369
         427   Venetian Casino Resort, LLC, Delayed Draw Term Loan (e)    0.750%      6/15/11         B1          B+           1,870
       2,073   Venetian Casino Resort, LLC, Term Loan                     4.810%      6/15/11         B1          B+       2,087,417
         843   Wyndham International, Inc., Term Loan I                   7.688%      6/30/06       Caa1           B         844,999
       8,057   Wyndham International, Inc., Term Loan II                  8.688%      4/01/06         B3        CCC+       8,082,936
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          39,094,822
------------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.7%  (1.0% OF TOTAL ASSETS)
       4,152   Sealy Mattress Company, Term Loan D                        4.940%      4/06/12         B1          B+       4,176,005
       5,000   WCI Capital Corp., Term Loan B (a)(b)                      0.000%      9/30/07        N/R         N/R          75,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           4,251,005
------------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.8%  (0.5% OF TOTAL ASSETS)
       1,980   Prestige Brands, Inc., Term Loan B                         5.380%      4/06/11         B1          B+       2,008,874
------------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 3.9%  (2.4% OF TOTAL ASSETS)
       9,589   Conseco, Inc., Term Loan                                   6.564%      6/22/10         B2         BB-       9,776,793
------------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 1.8% (1.1% OF TOTAL ASSETS)
       4,625   Fidelity National, Term Loan B                             4.651%      3/09/13        Ba3          BB       4,613,438
------------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 1.4%  (0.8% OF TOTAL ASSETS)
       1,482   Dresser-Rand Group Inc., Term Loan                         5.360%     10/10/10         B1          B+       1,505,137
       1,943   Rexnord Corporation, Replacement Term Loan                 6.270%     11/25/09         B1          B+       1,950,828
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,455,965
------------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 27.2%  (16.6% OF TOTAL ASSETS)
       1,982   Advertising Directory Solutions Inc., Term Loan B          5.070%     11/09/11         B1         BB-       1,989,343
       6,242   American Media Operations, Inc., Term Loan C               5.875%      4/01/07        Ba3          B+       6,348,079
       1,332   CanWest Media Inc., Term Loan E                            5.044%      6/18/09        Ba2          B+       1,348,746
       6,000   Century Cable Holdings, LLC, Discretionary Term Loan (b)   7.750%     12/31/09        N/R         N/R       5,944,500
       2,000   Century Cable Holdings, LLC, Revolver (b)(f)               6.750%     10/25/10        N/R         N/R       1,969,063
       1,640   Century Cable Holdings, LLC, Revolver (b)(f)               6.750%     10/25/10        N/R         N/R       1,614,632
       4,963   Charter Communications Operating, LLC, Term Loan B         6.440%      4/07/11         B2           B       4,914,426
       2,415   Dex Media East, LLC, Term Loan B                           4.600%     11/10/08        Ba2         BB-       2,454,235
       4,666   Dex Media West, LLC, Term Loan B                           4.780%      3/09/10        Ba2         BB-       4,739,041
       1,995   Emmis Operating Company, Term Loan                         4.660%     11/10/11        Ba2          B+       2,022,986
       2,000   Freedom Communications, Inc., Term Loan B                  4.597%      5/18/12        Ba2          BB       2,006,667
       1,990   Gray Television, Inc., Term Loan C                         4.900%     12/31/10        Ba2          B+       2,016,545
       2,438   Lamar Media Corp., Tranche D                               4.620%      6/30/10        Ba2         BB-       2,470,718
       5,000   Metro-Goldwyn-Mayer Studios, Inc., Term Loan B             5.380%      4/12/12        N/R         N/R       5,011,720
       2,048   PRIMEDIA Inc., Term Loan B                                 5.775%      6/30/09        N/R           B       2,061,109
       1,990   PRIMEDIA Inc., Term Loan C                                 7.375%     12/31/09        N/R           B       2,013,009
       4,359   R.H. Donnelley Inc., Tranche D                             4.800%      6/30/11        Ba3         N/R       4,419,491
       3,000   Rainbow Media Holdings LLC, Term Loan                      5.690%      3/31/12        N/R         N/R       3,045,312
       4,679   Regal Cinemas Corporation, Term Loan                       5.093%     11/10/10        Ba3         BB-       4,753,768
       1,738   Sun Media Corporation, Term Loan B                         5.190%      2/07/09        Ba2          BB       1,766,207
       3,000   UPC Financing Partnership, Term Loan H2                    5.752%      9/30/12         B1           B       3,004,715
       2,970   WMG Acquisition Corp., Term Loan                           5.320%      2/27/11         B1          B+       2,997,844
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          68,912,156
------------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 2.0%  (1.3% OF TOTAL ASSETS)
       5,012   Amsted Industries Incorporated, Term Loan B                5.900%     10/15/10         B1         BB-       5,092,104
------------------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES & UNREGULATED POWER - 1.6%  (1.0% OF TOTAL ASSETS)
         875   NRG Energy, Inc., Credit-Linked Deposit                    2.993%     12/24/11        Ba3          BB         886,047
       1,122   NRG Energy, Inc., Term Loan                                5.250%     12/20/11        Ba3          BB       1,136,355
       1,995   Reliant Energy, Inc., Term Loan                            6.040%      4/30/10         B1          B+       1,997,494
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           4,019,896
------------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 2.2%  (1.4% OF TOTAL ASSETS)
       1,579   Boise Cascade Holdings, LLC, Term Loan D                   4.740%      3/29/11        Ba3         N/R       1,595,943
       3,000   NewPage Corporation, Term Loan B (d)                       6.379%      5/02/05         B1           B       3,018,750
       1,000   White Birch Paper Company, Second Lien Term Loan          12.250%      3/31/13         B3          B-       1,006,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           5,620,943
------------------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 1.8%  (1.1% OF TOTAL ASSETS)
       2,458   Alpharma Operating Corporation, Term Loan A                5.280%     10/05/07         B1          B+       2,452,887
       2,000   Talecris Biotherapeutics Inc., Term Loan B                 6.170%      3/31/10        N/R         N/R       2,010,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           4,462,887
------------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE - 5.9%  (3.6% OF TOTAL ASSETS)
       2,000   General Growth Properties, Inc., Term Loan A               5.110%     10/28/04        Ba2         BB+       2,011,980
       4,989   General Growth Properties, Inc., Term Loan B               5.100%     11/12/08        Ba2         BB+       5,029,584
       4,900   LNR Property Corp., Term Loan                              5.810%      2/03/08         B2          B+       4,926,187
       3,000   LNR Property Corp., Term Loan B                            8.060%      2/03/08         B2          B+       3,035,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          15,002,751
------------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 5.6%  (3.4% OF TOTAL ASSETS)
       1,363   Micro Warehouse, Inc., Term Loan B (a)(b)(g)               0.000%      1/30/07        N/R         N/R          27,260
       3,000   Movie Gallery Inc., Term Loan B (d)                        6.140%      4/01/11         B1          B+       3,026,250
       6,134   Norwood Promotional Products, Inc., Term Loan A            9.250%      8/16/09        N/R         N/R       6,088,477
       5,362   Norwood Promotional Products, Inc., Term Loan B            1.000%      8/16/11        N/R         N/R       2,480,099
       2,651   Shemin Holdings Corporation, Term Loan B                   6.813%      1/28/07        N/R         N/R       2,611,507
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          14,233,593
------------------------------------------------------------------------------------------------------------------------------------
               TEXTILES & APPAREL - 2.1%  (1.3% OF TOTAL ASSETS)
       5,333   Jostens IH Corp., Term Loan C                              5.190%      7/29/10         B1          B+       5,418,910
------------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 0.8%  (0.5% OF TOTAL ASSETS)
       2,000   Ashtead Group Public Limited Company, Term Loan            5.063%     11/12/09        N/R         BB-       2,028,750
------------------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Senior Loan Interests (cost $352,315,823)                                             346,184,491
               ---------------------------------------------------------------------------------------------------------------------
                                                                                                      RATINGS**
   PRINCIPAL                                                                           STATED    -------------------
AMOUNT (000)   DESCRIPTION(1)                                             COUPON     MATURITY    MOODY'S         S&P           VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CORPORATE and MUNICIPAL BONDS - 16.4% (10.0% OF TOTAL ASSETS)

               COMMERCIAL SERVICES & SUPPLIES - 0.1%  (0.1% OF TOTAL ASSETS)
       1,215   California Pollution Control Finance Authority,            9.440%      7/01/14        N/R         N/R         157,974
                   CanFibre of Riverside Pro   (a)(b)(c)(g)
         656   California Pollution Control Finance Authority,            9.000%      7/01/19        N/R         N/R          85,306
                   CanFibre of Riverside Pro   (a)(b)(c)(g)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             243,280
------------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 7.4%  (4.5% OF TOTAL ASSETS)
       5,350   Mandalay Resort Group                                      6.450%      2/01/06        Ba2         BB+       5,436,938
       1,500   MGM Grand                                                  7.250%     10/15/06        N/R         N/R       1,548,750
       7,000   MGM Mirage                                                 9.750%      6/01/07        Ba2         BB-       7,577,500
       1,443   Park Place Entertainment                                   7.875%     12/15/05        Ba2         BB-       1,473,664
       2,400   Park Place Entertainment                                   8.875%      9/15/08        Ba2         BB-       2,649,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          18,685,852
------------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.2%  (0.7% OF TOTAL ASSETS)
       3,000   Standard Pacific Corporation                               6.500%     10/01/08        Ba2          BB       3,045,000
------------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 0.8%  (0.5% OF TOTAL ASSETS)
       2,000   Navistar International, Series B                           9.375%      6/01/06        Ba3         BB-       2,070,000
------------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 4.2%  (2.6% OF TOTAL ASSETS)
       1,930   AMC Entertainment                                          9.875%      2/01/12         B3        CCC+       1,939,650
       2,000   Cablevision Systems Corp, Floating Rate Note,              7.909%      4/01/09         B3          B+       2,050,000
                   4.500% plus six-month LIBOR
       2,500   PRIMEDIA Inc., Floating Rate Note, 5.370%                  8.580%      5/15/10         B3           B       2,637,500
                   plus three-month LIBOR, 144A
       4,000   WMG Acquisition Corp., Floating Rate Note, 4.375%          7.585%     12/15/11       Caa2          B-       4,140,000
                   plus three-month LIBOR, 144A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          10,767,150
------------------------------------------------------------------------------------------------------------------------------------
               OIL & GAS - 2.7%  (1.6% OF TOTAL ASSETS)
       6,417   Tesoro Petroleum Corporation                               8.000%      4/15/08        Ba2        BBB-       6,753,894
------------------------------------------------------------------------------------------------------------------------------------
               Total Corporate And Municipal Bonds (cost $41,683,389)                                                     41,565,176
               ---------------------------------------------------------------------------------------------------------------------


SHARES (000)   DESCRIPTION(1)                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
               EQUITIES - 0.0% (0.0% OF TOTAL ASSETS)

               AUTO COMPONENTS - 0.0% (0.0% OF TOTAL ASSETS)
         280   MetalForming Technologies, Inc. (g)                                                                                 -
------------------------------------------------------------------------------------------------------------------------------------
               Total Equities (cost $0)                                                                                            -
               ---------------------------------------------------------------------------------------------------------------------

               WARRANTS - 0.0% (0.0% OF TOTAL ASSETS)

               MULTI-UTILITIES & UNREGULATED POWER - 0.0% (0.0% OF TOTAL ASSETS)
           6   Reliant Energy, Inc.                                                                                           33,862
------------------------------------------------------------------------------------------------------------------------------------
               Total Warrants (cost $40,254)                                                                                  33,862
               ---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL    DESCRIPTION(1)
  AMOUNT (000)                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               HIGH-GRADE SHORT-TERM INVESTMENTS - 5.8%  (3.6% OF TOTAL ASSETS)

$     14,672   State Street Bank Euro Dollar Time Deposit, 2.700%, 5/02/05                                               14,672,270
============------------------------------------------------------------------------------------------------------------------------
               Total High-Grade Short-Term Investments (cost $14,672,270)                                                14,672,270
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $408,711,736) - 158.8% (97.4% of total assets)                                   402,455,799
               ---------------------------------------------------------------------------------------------------------------------
               Borrowings Payable - (40.6)%+                                                                           (103,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (0.0)%                                                                       (59,855)
               ---------------------------------------------------------------------------------------------------------------------
               Taxable Auctioned Preferred Shares, at Liquidation Value (18.2)%                                         (46,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                          $ 253,395,944
               =====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

                    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

               ** Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (a) At or subsequent to April 30, 2005, this issue was non-income producing.

               (b) At or subsequent to April 30, 2005, this issue was under the protection of the federal bankruptcy court.

               (c) On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

               (d)  Purchased on a when-issued or delayed delivery basis.

               (e) Position represents an unfunded loan commitment outstanding at April 30, 2005.

               (f) Position represents participation commitment outstanding at April 30, 2005.

               (g) Investment valued at fair value using methods determined in good faith by, or at the direction of, the Board of Trustees.

               144A 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

              (PIK) In lieu of cash payment, interest accrued on "Payment in
                    Kind" investment increases principal outstanding.

               N/R  Investment is not rated.

               + Borrowings payable as a percentage of total assets is (24.9%).

                See accompanying notes to financial statements.

                        STATEMENT of
                             ASSETS and LIABILITIES April 30, 2005 (Unaudited)

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $408,711,736)                      $    402,455,799
Receivables:
   Interest                                                           2,440,181
   Investments sold                                                   8,030,731
Other assets                                                             82,303
--------------------------------------------------------------------------------
      Total assets                                                  413,009,014
--------------------------------------------------------------------------------
LIABILITIES
Borrowings payable                                                  103,000,000
Payable for investments purchased                                    10,000,000
Accrued expenses:
   Management fees                                                      163,232
   Other                                                                442,153
Preferred share dividends payable                                         7,685
--------------------------------------------------------------------------------
      Total liabilities                                             113,613,070
--------------------------------------------------------------------------------
Preferred shares, at liquidation value                               46,000,000
--------------------------------------------------------------------------------
Net assets applicable to Common shares                         $    253,395,944
================================================================================
Common shares outstanding                                            29,796,684
================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares, divided by
   Common shares outstanding)                                  $           8.50
================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common shares, $.01 par value per share                        $        297,967
Paid-in surplus                                                     282,898,796
Undistributed net investment income                                   5,108,497
Accumulated net realized gain (loss) from investments               (28,653,379)
Net unrealized appreciation (depreciation) of investments            (6,255,937)
--------------------------------------------------------------------------------
Net assets applicable to Common shares                         $    253,395,944
================================================================================
Authorized shares:
   Common                                                             Unlimited
   Preferred                                                          Unlimited
================================================================================


                 See accompanying notes to financial statements.

                        STATEMENT of
                              OPERATIONS Nine Months Ended
                              April 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                       $     18,845,888
Fees                                                                    609,933
--------------------------------------------------------------------------------
Total investment income                                              19,455,821
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                       2,542,665
Preferred shares - auction fees                                          86,014
Preferred shares - dividend disbursing agent fees                         4,488
Shareholders' servicing agent fees and expenses                           4,575
Interest expense                                                      1,700,450
Commitment fees                                                         278,676
Custodian's fees and expenses                                           130,288
Trustees' fees and expenses                                               7,011
Professional fees                                                        87,636
Shareholders' reports - printing and mailing expenses                    41,993
Stock exchange listing fees                                               9,094
Investor relations expense                                               40,333
Other expenses                                                           22,050
--------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
   reimbursement                                                      4,955,273
   Custodian fee credit                                                    (157)
   Expense reimbursement                                             (1,156,989)
--------------------------------------------------------------------------------
Net expenses                                                          3,798,127
--------------------------------------------------------------------------------
Net investment income                                                15,657,694
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                    1,251,192
Change in net unrealized appreciation (depreciation)
   of investments                                                    (1,425,929)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                (174,737)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (776,507)
--------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                             $     14,706,450
================================================================================


                 See accompanying notes to financial statements.

                        STATEMENT of
                              CHANGES in NET ASSETS (Unaudited)

                                              NINE MONTHS ENDED       YEAR ENDED
                                                        4/30/05          7/31/04
--------------------------------------------------------------------------------
OPERATIONS
Net investment income                              $ 15,657,694    $ 19,081,581
Net realized gain (loss) from investments             1,251,192      (2,007,822)
Change in net unrealized appreciation
   (depreciation) of investments                     (1,425,929)     16,691,236
Distributions to Preferred Shareholders
   from net investment income                          (776,507)       (538,267)
--------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                     14,706,450      33,226,728
--------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
   From net investment income                       (12,720,452)    (15,362,547)
--------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                           (12,720,452)    (15,362,547)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions                      131,531         194,711
--------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital transactions                                 131,531         194,711
--------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                                   2,117,529      18,058,892
Net assets applicable to Common shares
   at the beginning of period                       251,278,415     233,219,523
--------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                            $253,395,944    $251,278,415
================================================================================
Undistributed net investment income
   at the end of period                            $  5,108,497    $  2,947,762
================================================================================

                 See accompanying notes to financial statements.


                        STATEMENT of
                              CASH FLOWS  (Unaudited)

                                                                                         NINE MONTHS ENDED
                                                                                                   4/30/05
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                   $      14,706,450
Adjustments to Reconcile the Net Increase in Net Assets Applicable to Common
   Shares from Operations to Net Cash Provided by Operating
   Activities:
     Purchase of investment securities                                                        (327,310,275)
     Purchases of high-grade short-term investment securities, net                              (4,042,184)
     Proceeds from disposition of investment securities                                        337,750,628
     Amortization/(Accretion) of premiums and discounts of investment securities, net              297,259
     Decrease in interest receivable                                                                 3,022
     Increase in receivable from investments sold                                               (8,025,731)
     Increase in other assets                                                                       (4,772)
     Increase in payable for investments purchased                                               1,898,850
     Increase in management fees payable                                                            27,581
     Decrease in Preferred share dividends payable                                                 (10,460)
     Increase in other liabilities                                                                 133,788
     Net realized gain from investments                                                         (1,251,192)
     Change in net unrealized (appreciation) depreciation of investments                         1,425,929
     Net realized gain from paydowns                                                            (2,900,486)
     Taxes paid on undistributed capital gains                                                    (109,486)
----------------------------------------------------------------------------------------------------------
     Net cash provided by operating activities                                                  12,588,921
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Cash distributions paid to Common shareholders                                            (12,588,921)
----------------------------------------------------------------------------------------------------------
          Net cash used in financing activities                                                (12,588,921)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                         --
Cash at the beginning of period                                                                         --
----------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                               --
==========================================================================================================

     SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

     Cash paid for interest on bank borrowings during the nine months ended April 30, 2005, was $1,536,831.

     Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $131,531.


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund (the "Fund") covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Senior Income Fund (NSL). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

The Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), the Funds' previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of senior loans, bonds and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. High-grade short-term investments are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, the Fund had outstanding when-issued and delayed delivery purchase commitments of $10,000,000.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior loans. Fee income consists

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

The Fund intends to declare monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Taxable Auctioned Preferred Shares

The Fund has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid on the Taxable Auctioned Preferred shares is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The Fund has also effected financial leverage by borrowing, as described in footnote 8 below.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                          NINE MONTHS ENDED   YEAR ENDED
                                    4/30/05      7/31/04
----------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions                   14,482       22,048
==========================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding high-grade short-term investments) during the nine months ended April 30, 2005, aggregated $327,310,275 and $337,750,628, respectively.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2005, the cost of investments was $408,728,486.

The net unrealized depreciation of investments at April 30, 2005, aggregated $6,272,687 of which $5,173,724 related to appreciated investments and $11,446,411 related to depreciated investments.

The tax components of undistributed net ordinary income and net realized gains at July 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                  $4,246,542
Undistributed net long-term capital gains                                    --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2004, paid on August 2, 2004.

The tax character of distributions paid during the fiscal year ended July 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2004
------------------------------------------------------------------------------
Distributions from net ordinary income **                        $15,890,967
Distributions from net long-term capital gains                            --
==============================================================================

** Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2004, the Fund's last fiscal year end, the Fund had unused capital loss carryforwards of $28,018,967 available to be applied against future capital gains, if any. If not applied, $17,314,712 of the carryforward will expire in the year 2010 and $10,704,255 will expire in 2011.

The Fund elected to defer $ $1,978,340 of net realized losses from investments incurred from November 1, 2003 through July 31, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is, the funds' effective management fees were reduced by approximately .0095%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for the Fund is based upon the average daily Managed Assets as follows:


AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For Managed Assets over $10 billion                                       .5750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:


COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The Fund paid a .8500% annual management fee through July 31, 2004, payable monthly, which was based upon the average daily Managed Assets of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management, LLC ("Symphony"), an indirect wholly owned subsidiary of Nuveen, under which Symphony manages the investment portfolio of the Fund. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



For the first ten years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
OCTOBER 31,                                    OCTOBER 31,
--------------------------------------------------------------------------------
1999*                    .45%                  2005                         .35%
2000                     .45                   2006                         .25
2001                     .45                   2007                         .15
2002                     .45                   2008                         .10
2003                     .45                   2009                         .05
2004                     .45
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At April 30, 2005, the Fund had unfunded loan commitments of $2,002,172.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in the Fund's portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

The Fund had the following participation commitments outstanding at April 30, 2005:

COUNTERPARTY                        COMMITMENT AMOUNT               MARKET VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.            $2,000,000                       $1,969,063
Morgan Stanley                        1,640,000                        1,614,632
================================================================================


8. BORROWINGS

In accordance with the Fund's current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

The Fund has entered into a commercial paper program with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to the Fund and to many other borrowers who comprise Falcon's total borrowing base. For the nine months ended April 30, 2005, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an annualized average interest rate of 2.21%.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



The Fund has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the nine months ended April 30, 2005.

9. ANNOUNCEMENT REGARDING PARENT COMPANY ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St.Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Fund and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Trustees will consider approval of new ongoing investment management agreements for the Fund and the submission of those agreements for approval by the Fund's shareholders. Those agreements, if approved by the Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

10. SUBSEQUENT EVENT - DISTRIBUTIONS TO PREFERRED SHAREHOLDERS

The Fund declared a $.0510 Common share dividend distribution from its net investment income which was paid on June 1, 2005, to shareholders of record on May 15, 2005.





                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations
                                   ------------------------------------------------------------------
                                                              Distributions    Distributions
                                                                   from Net             from
                      Beginning                                  Investment          Capital
                         Common                         Net       Income to         Gains to
                          Share           Net     Realized/       Preferred        Preferred
                      Net Asset    Investment    Unrealized          Share-           Share-
                          Value        Income    Gain(Loss)         holders+         holders+   Total
======================================================================================================
------------------------------------------------------------------------------------------------------
Nine Months
   Ended  4/30/05         $8.44         $ .53        $ (.01)          $(.03)            $ --    $ .49
Year Ended 7/31:
2004                       7.84           .64           .50            (.02)              --     1.12
2003                       7.38           .60           .41            (.02)              --      .99
2002                       8.13           .68          (.71)           (.04)              --     (.07)
2001                       9.47          1.09         (1.29)           (.09)              --     (.29)
2000(a)                    9.55           .75          (.12)           (.02)              --      .61
======================================================================================================
                                 Less Distributions                                                     Total Returns
                          ---------------------------------                                         ---------------------
                                                                                                                  Based
                                 Net                              Offering                                           on
                          Investment    Capital                      Costs      Ending                           Common
                           Income to   Gains to              and Preferred      Common               Based        Share
                              Common     Common                      Share       Share     Ending       on          Net
                              Share-     Share-               Underwriting   Net Asset     Market   Market        Asset
                             holders    holders      Total       Discounts       Value      Value    Value**      Value**
=========================================================================================================================
-------------------------------------------------------------------------------------------------------------------------
Nine Months
   Ended  4/30/05             $ (.43)     $  --     $ (.43)          $  --       $8.50    $9.1600    (3.11)%       5.86%
Year Ended 7/31:
2004                            (.52)        --       (.52)             --        8.44     9.9100    24.50        14.61
2003                            (.53)        --       (.53)             --        7.84     8.4300    25.93        14.25
2002                            (.68)        --       (.68)             --        7.38     7.2000   (21.16)        (.65)
2001                           (1.03)      (.02)     (1.05)             --        8.13     9.9600    15.35        (3.30)
2000(a)                         (.66)        --       (.66)           (.03)       9.47     9.6250     3.21         6.20
=========================================================================================================================
                                                              Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------------
                                               Before Credit/Reimbursement      After Credit/Reimbursement***
                                             ------------------------------    ------------------------------
                                                             Ratio of Net                      Ratio of Net
                                               Ratio of        Investment        Ratio of        Investment
                                  Ending       Expenses         Income to        Expenses         Income to
                                     Net     to Average           Average      to Average           Average
                                  Assets     Net Assets        Net Assets      Net Assets        Net Assets
                              Applicable     Applicable        Applicable      Applicable        Applicable      Portfolio
                               to Common      to Common         to Common       to Common         to Common       Turnover
                             Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Nine Months
   Ended 4/30/05                $253,396           2.60%*            7.62%*          2.00%*            8.23%*           85%
Year Ended 7/31:
2004                             251,278           2.23              7.10            1.50              7.83             91
2003                             233,220           2.66              7.57            1.90              8.33             80
2002                             219,459           3.12              8.20            2.37              8.95             64
2001                             241,641           4.32             11.74            3.62             12.44             52
2000(a)                          280,479           3.81*             9.82*           3.21*            10.42*            40
===========================================================================================================================

                             Preferred Stock at End of Period                  Borrowings at End of Period
                  ----------------------------------------------------      ---------------------------------
                         Aggregate           Liquidation         Asset             Aggregate            Asset
                            Amount            and Market      Coverage                Amount         Coverage
                  Outstanding (000)      Value Per Share     Per Share      Outstanding (000)      Per $1,000
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
Nine Months
   Ended  4/30/05          $46,000               $25,000      $162,715              $103,000           $3,460
Year Ended 7/31:
2004                        46,000                25,000       161,564               103,000            3,440
2003                        46,000                25,000       151,750               103,000            3,264
2002                        46,000                25,000       144,271               103,000            3,131
2001                        46,000                25,000       156,327               103,000            3,346
2000(a)                     46,000                25,000       177,434               105,000            3,671
=============================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares.
     o Each ratio includes the effect of the interest expense paid on bank borrowings as follows:

                                Ratio of Interest
                               Expense to Average
                         Net Assets Applicable to
                                    Common Shares
                         ------------------------
 Nine Months
       Ended
     4/30/05                                 .89%*
  Year Ended
       7/31:
        2004                                 .48
        2003                                 .74
        2002                                1.09
        2001                                2.19
        2000(a)                             2.04*

(a) For the period October 26, 1999 (commencement of operations) through July 31, 2000.


                                 See accompanying notes to financial statements.

Reinvest Automatically
       EASILY AND CONVENIENTLY



SIDEBAR TEXT:

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2005
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By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.